Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis

The following table presented the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of September 30, 2025:

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Convertible Notes (Note 11)	-	-	5,184	5,184

Schedule of disaggregation revenues

The following table disaggregates the Group’s revenues for the years ended September 30, 2023, 2024 and 2025:

	For the years ended September 30,
	2023	2024	2025

By revenue type:
Auto parts and auto accessories sales	$36,847	$68,560	$121,872
New car sales	73,697	55,817	927
Automotive insurance related services	2,997	360	-
Total	$113,541	$124,737	$122,799

Schedule of currency exchange rates

	As of September 30,
	2024	2025
Balance sheet items, except for equity accounts	7.0176	7.1190

	For the years ended September 30,
	2023	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.0533	7.2043	7.1896

Schedule of net income (loss) per share

The net income (loss) per share presented in the statements of operations and comprehensive loss was based on the following:

	September 30, 2023		September 30, 2024		September 30, 2025
	Redeemable ordinary shares	Non-redeemable ordinary shares	Redeemable ordinary shares	Non-redeemable ordinary shares	Redeemable ordinary shares	Non-redeemable ordinary shares
Numerator:
Attribution of net (loss)/income	$(6,235)	$(15,342)	$8,305	$24,161	$-	$(16,508)
Accretion of mezzanine equity to redemption value	10,782	-	10,300	-	-	-
Conversion of redeemable principal interests into ordinary shares upon IPO	-	-	(53,469)	-	-	-
Allocation of net income/ (loss)	$4,547	$(15,342)	$(34,864)	$24,161	$-	$(16,508)

Denominator:
Basic and diluted weighted average shares outstanding (retrospectively adjusted for effect of the First Share Split, Second Share Split and Share Consolidation)	578,014	1,422,345	525,898	1,529,950	-	2,205,913
Basic and diluted net income/ (loss) per share (retrospectively adjusted for effect of the First Share Split, Second Share Split and Share Consolidation)	$7.87	$(10.79)	$(66.29)	$15.79	$-	$(7.48)